                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-08333

                          Nuveen Investment Trust II
              (Exact name of registrant as specified in charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of principal executive offices) (Zip code)

   Jessica R. Droeger--Vice President and Secretary, 333 West Wacker Drive,
                            Chicago, Illinois 60606
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2006

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)
NUVEEN NWQ INTERNATIONAL VALUE FUND
April 30, 2006

   Shares Description                                                          Value
---------------------------------------------------------------------------------------
          COMMON STOCKS - 92.7%

          Aerospace & Defense - 1.8%

  253,400 Thales S.A.                                                  $  10,888,626
---------------------------------------------------------------------------------------
          Air Freight & Logistics - 1.0%

  171,720 TNT N.V., ADR                                                    6,188,789
---------------------------------------------------------------------------------------
          Auto Components - 2.7%

  209,500 Magna International Inc., Class A                               16,435,275
---------------------------------------------------------------------------------------
          Beverages - 1.5%

  638,000 Kirin Brewery Company Limited                                    9,458,078

      833 Kirin Brewery Company, Limited, ADR                                 12,345
---------------------------------------------------------------------------------------
          Total Beverages                                                  9,470,423
          -------------------------------------------------------------------------
          Commercial Services & Supplies - 1.5%

  184,192 Dai Nippon Printing Co., Ltd., ADR                               6,580,591

   14,980 Toppan Printing Company Limited, ADR                               988,680

  110,000 Toppan Printing Company Limited                                  1,469,372
---------------------------------------------------------------------------------------
          Total Commercial Services & Supplies                             9,038,643
          -------------------------------------------------------------------------
          Consumer Finance - 3.2%

  297,900 Takefuji Corporation, (DD1, Settling 5/08/06)                   19,360,295
---------------------------------------------------------------------------------------
          Diversified Telecommunication Services - 16.9%

  580,640 Belgacom S.A., (DD1, Settling 5/04/06)                          19,001,975

1,186,802 Chunghwa Telecom Co., Ltd., Sponsored ADR                       24,448,121

1,007,158 KT Corporation, Sponsored ADR                                   23,436,567

  555,000 Nippon Telegraph and Telephone Corporation, ADR                 12,481,950

9,838,790 Telecom Italia S.p.A., (DD1, Settling 5/04/06)                  24,614,229
---------------------------------------------------------------------------------------
          Total Diversified Telecommunication Services                   103,982,842
          -------------------------------------------------------------------------
          Electric Utilities - 5.2%

  158,446 EDP - Energias de Portugal, S.A., Sponsored ADR                  6,206,330

1,218,000 EDP - Energias de Portugal, S.A.                                 4,794,283

1,249,000 Enel SpA                                                        10,793,812

  411,725 Korea Electric Power Corporation, Sponsored ADR                  9,387,330
---------------------------------------------------------------------------------------
          Total Electric Utilities                                        31,181,755
          -------------------------------------------------------------------------
          Electronic Equipment & Instruments - 2.6%

  780,000 Samsung SDI Company Ltd., Series 144A, GDR (WI/DD, Settling     16,125,954
           5/01/06)
---------------------------------------------------------------------------------------
          Energy Equipment & Services - 0.6%

    4,780 Areva CI                                                         3,618,270
---------------------------------------------------------------------------------------
          Food & Staples Retailing - 2.1%

1,412,124 J. Sainsbury PLC                                                 8,607,199

2,775,050 Northern Foods PLC                                               4,516,444
---------------------------------------------------------------------------------------
          Total Food & Staples Retailing                                  13,123,643
          -------------------------------------------------------------------------
          Household Durables - 1.3%

      604 Sekisui House, Ltd., Sponsored ADR                                   9,332

  524,000 Sekisui House, Ltd.                                              8,113,222
---------------------------------------------------------------------------------------
          Total Household Durables                                         8,122,554
          -------------------------------------------------------------------------

----
1

Portfolio of Investments (Unaudited)
NUVEEN NWQ INTERNATIONAL VALUE FUND (continued)
April 30, 2006

   Shares Description                                                          Value
------------------------------------------------------------------------------------
          Industrial Conglomerates - 1.3%

1,259,864 Tomkins PLC                                                  $   7,782,526
------------------------------------------------------------------------------------
          Insurance - 0.6%

  163,826 Aegon N.V.                                                       2,939,038
------------------------------------------------------------------------------------
          Leisure Equipment & Products - 3.0%

       80 Fuji Photo Film Co., Ltd., ADR                                       2,728

  541,600 Fuji Photo Film Co., Ltd., (DD1, Settling 5/08/06)              18,407,693
------------------------------------------------------------------------------------
          Total Leisure Equipment & Products                              18,410,421
          -------------------------------------------------------------------------
          Media - 3.0%

1,124,600 Premiere AG, (1)                                                18,444,346
------------------------------------------------------------------------------------
          Metals & Mining - 17.9%

2,105,400 Alumina Limited                                                 11,452,980

  292,400 Anglo American PLC, ADR                                          6,301,220

  177,400 Anglo American PLC                                               7,553,672

  262,700 AngloGold Ashanti Limited, Sponsored ADR                        14,364,436

  256,800 Apex Silver Mines Limited, (1)                                   5,469,840

  893,085 Barrick Gold Corporation                                        27,221,231

   67,520 Impala Platinum Holdings Limited, Sponsored ADR                  3,177,809

   10,300 Impala Platinum Holdings Limited                                 1,952,931

  731,100 Ivanhoe Mines Limited, (1)                                       7,128,225

3,227,400 Lihir Gold Limited (1)                                           7,772,897

  204,100 Lonmin PLC                                                      10,160,691

  207,400 Xstrata PLC                                                      7,503,571
------------------------------------------------------------------------------------
          Total Metals & Mining                                          110,059,503
          -------------------------------------------------------------------------
          Multi-Utilities - 2.1%

1,058,400 United Utilties PLC                                             12,950,602
------------------------------------------------------------------------------------
          Oil, Gas & Consumable Fuels - 8.1%

   97,050 Eni S.p.A., Sponsored ADR                                        5,940,431

  369,800 Eni S.p.A.                                                      11,290,264

  249,168 Royal Dutch Shell PLC, Class B, ADR                             17,793,087

   78,239 Suncor Energy, Inc.                                              6,708,212
   29,600 Total SA                                                         8,185,667
------------------------------------------------------------------------------------
          Total Oil, Gas & Consumable Fuels                               49,917,661
          -------------------------------------------------------------------------
          Paper & Forest Products - 2.7%

  710,000 Stora Enso Oyj, R Shares                                        11,125,045

  362,800 Stora Enso Oyj, Sponsored ADR                                    5,674,192
------------------------------------------------------------------------------------
          Total Paper & Forest Products                                   16,799,237
          -------------------------------------------------------------------------
          Personal Products - 1.5%

  477,000 Shiseido Company Limited                                         9,237,123

      679 Shiseido Company, Limited, Sponsored ADR                            13,110
------------------------------------------------------------------------------------
          Total Personal Products                                          9,250,233
          -------------------------------------------------------------------------
          Pharmaceuticals - 3.0%

  714,800 Daiichi Sankyo Company Limited                                  18,424,784
------------------------------------------------------------------------------------

----
2

   Shares Description                                                            Value
--------------------------------------------------------------------------------------
          Road & Rail - 1.6%

      970 Central Japan Railway Company                                $     9,967,066
--------------------------------------------------------------------------------------
          Semiconductors & Equipment - 0.6%

  106,300 NEC Electronics Corporation (1)                                    3,920,959
--------------------------------------------------------------------------------------
          Software - 3.8%

3,288,100 Misys PLC, (DD1, Settling 5/04/06)                                12,471,709

  517,214 Nintendo Co., LTD., ADR                                            9,671,902

    7,500 Nintendo Co., Ltd.                                                 1,119,747
--------------------------------------------------------------------------------------
          Total Software                                                    23,263,358
          ---------------------------------------------------------------------------
          Textiles, Apparel & Luxury Goods - 1.1%

       46 Wacoal Corp., ADR                                                      3,066

  486,000 Wacoal Holdings Corporation                                        6,568,779
--------------------------------------------------------------------------------------
          Total Textiles, Apparel & Luxury Goods                             6,571,845
          ---------------------------------------------------------------------------
          Wireless Telecommunication Services - 2.0%

5,298,770 Vodafone Airtouch PLC                                             12,513,025
--------------------------------------------------------------------------------------
          Total Common Stocks (cost $497,680,788)                          568,751,673
          ---------------------------------------------------------------------------

   Principal
Amount (000) Description                                                  Coupon Maturity           Value
------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 8.6%

   $  53,039 Repurchase Agreement with State Street Bank, dated 4/28/06,  4.450%  5/01/06      53,038,798
              repurchase price $53,058,467, collateralized by $55,345,00
              U.S. Treasury Notes, 2.750%, due 8/15/07, valued at
              $54,099,738
------------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $53,038,798)                                   53,038,798
             -------------------------------------------------------------------------------------------
             Total Investments (cost $550,719,586) - 101.3%                                   621,790,471
             -------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (1.3)%                                           (8,149,272)
             -------------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $   613,641,199
             -------------------------------------------------------------------------------------------

            (1) Non-income producing.
           144A Investment are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
            ADR American Depositary Receipt.
            GDR Global Depositary Receipt.
          WI/DD  Purchased on a when-issued or delayed delivery basis.
            DD1 Portion purchased on a delayed delivery basis.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

           At April 30, 2006, the cost of investments was $550,719,731.

           Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $78,899,985
       Depreciation                                             (7,829,245)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $71,070,740
     ----------------------------------------------------------------------


----
3

Portfolio of Investments (Unaudited)
NUVEEN RITTENHOUSE GROWTH FUND
April 30, 2006

 Shares Description                                                          Value
----------------------------------------------------------------------------------
        COMMON STOCKS - 98.3%

        Aerospace & Defense - 4.6%

 33,000 Boeing Company                                               $   2,753,850

 30,000 Honeywell International Inc.                                     1,275,000

 46,000 United Technologies Corporation                                  2,889,260
----------------------------------------------------------------------------------
        Total Aerospace & Defense                                        6,918,110
        -------------------------------------------------------------------------
        Airlines - 0.9%

 80,000 Southwest Airlines Co.                                           1,297,600
----------------------------------------------------------------------------------
        Beverages - 1.7%

 44,000 PepsiCo, Inc.                                                    2,562,560
----------------------------------------------------------------------------------
        Biotechnology - 2.7%

 38,000 Amgen Inc., (1)                                                  2,572,600

 27,000 Gilead Sciences, Inc., (1)                                       1,552,500
----------------------------------------------------------------------------------
        Total Biotechnology                                              4,125,100
        -------------------------------------------------------------------------
        Capital Markets - 5.9%

 15,000 Goldman Sachs Group, Inc.                                        2,404,350

 44,000 Merrill Lynch & Co., Inc.                                        3,355,440

 48,000 Morgan Stanley                                                   3,086,400
----------------------------------------------------------------------------------
        Total Capital Markets                                            8,846,190
        -------------------------------------------------------------------------
        Commercial Banks - 6.5%

 35,000 Bank of New York Company, Inc.                                   1,230,250

 30,000 Northern Trust Corporation                                       1,766,700

 34,000 Wachovia Corporation                                             2,034,900

 70,000 Wells Fargo & Company                                            4,808,300
----------------------------------------------------------------------------------
        Total Commercial Banks                                           9,840,150
        -------------------------------------------------------------------------
        Commercial Services & Supplies - 0.7%

 27,000 Cintas Corporation                                               1,133,460
----------------------------------------------------------------------------------
        Communications Equipment - 6.5%

147,000 Cisco Systems, Inc., (1)                                         3,079,650

 77,000 Motorola, Inc.                                                   1,643,950

114,000 Nokia Oyj, Sponsored ADR                                         2,583,240

 48,000 QUALCOMM Inc.                                                    2,464,320
----------------------------------------------------------------------------------
        Total Communications Equipment                                   9,771,160
        -------------------------------------------------------------------------
        Computers & Peripherals - 4.4%

 20,000 Apple Computer, Inc., (1)                                        1,407,800

 56,000 Dell Inc., (1)                                                   1,467,200

 90,000 EMC Corporation, (1)                                             1,215,900

 78,000 Hewlett-Packard Company                                          2,532,660
----------------------------------------------------------------------------------
        Total Computers & Peripherals                                    6,623,560
        -------------------------------------------------------------------------
        Diversified Financial Services - 5.0%

 49,000 American Express Company                                         2,636,690

 99,000 Citigroup Inc.                                                   4,945,050
----------------------------------------------------------------------------------
        Total Diversified Financial Services                             7,581,740
        -------------------------------------------------------------------------

----
4

 Shares Description                                                          Value
----------------------------------------------------------------------------------
        Diversified Telecommunication Services - 1.1%

 65,000 Sprint Nextel Corporation                                    $   1,612,000
----------------------------------------------------------------------------------
        Energy Equipment & Services - 2.4%

 45,000 Baker Hughes Incorporated                                        3,637,350
----------------------------------------------------------------------------------
        Food & Staples Retailing - 1.9%

 64,000 Wal-Mart Stores, Inc.                                            2,881,920
----------------------------------------------------------------------------------
        Health Care Equipment & Supplies - 1.1%

 32,000 Medtronic, Inc.                                                  1,603,840
----------------------------------------------------------------------------------
        Health Care Providers & Services - 3.8%

 28,000 Aetna Inc.                                                       1,078,000

 18,000 Medco Health Solutions, Inc., (1)                                  958,140

 43,000 UnitedHealth Group Incorporated                                  2,138,820

 23,000 Wellpoint Inc., (1)                                              1,633,000
----------------------------------------------------------------------------------
        Total Health Care Providers & Services                           5,807,960
        -------------------------------------------------------------------------
        Hotels, Restaurants & Leisure - 2.0%

 40,000 Carnival Corporation                                             1,872,800

 32,000 Starbucks Corporation, (1)                                       1,192,640
----------------------------------------------------------------------------------
        Total Hotels, Restaurants & Leisure                              3,065,440
        -------------------------------------------------------------------------
        Household Durables - 1.1%

 70,000 Matsushita Electric Industrial Co., Ltd., ADR                    1,694,700
----------------------------------------------------------------------------------
        Household Products - 3.8%

 27,000 Colgate-Palmolive Company                                        1,596,240

 72,000 Procter & Gamble Company                                         4,191,120
----------------------------------------------------------------------------------
        Total Household Products                                         5,787,360
        -------------------------------------------------------------------------
        Industrial Conglomerates - 4.7%

149,000 General Electric Company                                         5,153,910

 75,000 Tyco International Ltd.                                          1,976,250
----------------------------------------------------------------------------------
        Total Industrial Conglomerates                                   7,130,160
        -------------------------------------------------------------------------
        Insurance - 4.7%

 67,000 American International Group, Inc.                               4,371,750

 30,000 Hartford Financial Services Group, Inc.                          2,757,900
----------------------------------------------------------------------------------
        Total Insurance                                                  7,129,650
        -------------------------------------------------------------------------
        Internet Software & Services - 0.9%

 43,000 Yahoo! Inc., (1)                                                 1,409,540
----------------------------------------------------------------------------------
        Machinery - 3.6%

 25,000 Caterpillar Inc.                                                 1,893,500

 15,000 Danaher Corporation                                                961,650

 25,000 Illinois Tool Works Inc.                                         2,567,500
----------------------------------------------------------------------------------
        Total Machinery                                                  5,422,650
        -------------------------------------------------------------------------
        Media - 1.4%

 73,000 Walt Disney Company                                              2,041,080
----------------------------------------------------------------------------------
        Metals & Mining - 1.1%

 49,000 Alcoa Inc.                                                       1,655,220
----------------------------------------------------------------------------------


----
5

Portfolio of Investments (Unaudited)
NUVEEN RITTENHOUSE GROWTH FUND (continued)
April 30, 2006

 Shares Description                                                           Value
-----------------------------------------------------------------------------------
        Multiline Retail - 2.0%

 23,000 Kohl's Corporation (1)                                       $    1,284,320

 32,000 Target Corporation                                                1,699,200
-----------------------------------------------------------------------------------
        Total Multiline Retail                                            2,983,520
        --------------------------------------------------------------------------
        Oil, Gas & Consumable Fuels - 2.3%

  2,264 Hugoton Royalty Trust                                                62,622

 13,000 Total SA, Sponsored ADR                                           1,794,260

 38,000 XTO Energy, Inc.                                                  1,609,300
-----------------------------------------------------------------------------------
        Total Oil, Gas & Consumable Fuels                                 3,466,182
        --------------------------------------------------------------------------
        Pharmaceuticals - 8.1%

 50,000 Abbott Laboratories                                               2,137,000

 53,000 AstraZeneca Group                                                 2,921,890

 66,000 Johnson & Johnson                                                 3,868,260

 57,000 Norvatis AG, ADR                                                  3,278,070
-----------------------------------------------------------------------------------
        Total Pharmaceuticals                                            12,205,220
        --------------------------------------------------------------------------
        Semiconductors & Equipment - 3.6%

 88,000 Applied Materials, Inc.                                           1,579,600

 45,000 Linear Technology Corporation                                     1,597,500

 66,000 Texas Instruments Incorporated                                    2,290,860
-----------------------------------------------------------------------------------
        Total Semiconductors & Equipment                                  5,467,960
        --------------------------------------------------------------------------
        Software - 5.8%

183,000 Microsoft Corporation                                             4,419,450

150,000 Oracle Corporation, (1)                                           2,188,500

 39,000 SAP AG, Sponsored ADR                                             2,130,570
-----------------------------------------------------------------------------------
        Total Software                                                    8,738,520
        --------------------------------------------------------------------------
        Specialty Retail - 4.0%

 37,500 Bed Bath and Beyond Inc. (1)                                      1,438,125

 19,000 Best Buy Co., Inc.                                                1,076,540

 47,000 Home Depot, Inc.                                                  1,876,710

 25,000 Lowe's Companies, Inc.                                            1,576,255
-----------------------------------------------------------------------------------
        Total Specialty Retail                                            5,967,630
        --------------------------------------------------------------------------
        Total Common Stocks (cost $152,700,389)                         148,407,532
        --------------------------------------------------------------------------

   Principal
Amount (000) Description                                                  Coupon Maturity           Value
---------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 2.2%

    $  3,249 Repurchase Agreement with State Street Bank, dated 4/28/06,  4.450%  5/01/06      3,248,860
              repurchase price $3,250,065, collateralized by $2,580,000
              U.S. Treasury Bonds, 8.125%, due 8/15/19, valued at
              $3,315,300
---------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $3,248,860)                                    3,248,860
             ------------------------------------------------------------------------------------------
             Total Investments (cost $155,949,249) - 100.5%                                  151,656,392
             ------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (0.5)%                                             (685,209)
             ------------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $  150,971,183
             ------------------------------------------------------------------------------------------

            (1) Non-income producing.
            ADR American Depositary Receipt.

----
6

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

           At April 30, 2006, the cost of investments was $155,957,039.

           Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

    -----------------------------------------------------------------------
    Gross unrealized:
      Appreciation                                            $ 11,025,302
      Depreciation                                             (15,318,159)
    -----------------------------------------------------------------------
    Net unrealized appreciation (depreciation) of investments $ (4,300,647)
    -----------------------------------------------------------------------


----
7

Portfolio of Investments (Unaudited)
NUVEEN NWQ GLOBAL ALL-CAP FUND
April 30, 2006

Shares Description                                                             Value
------------------------------------------------------------------------------------
       COMMON STOCKS - 34.2%

       Air Freight & Logistics - 0.4%
   600 TNT N.V., ADR                                                $         21,624
------------------------------------------------------------------------------------
       Chemicals - 1.6%
 4,300 Mosaic Company, (1)                                                    64,500
 1,100 Sensient Technologies Corporation                                      22,605
------------------------------------------------------------------------------------
       Total Chemicals                                                        87,105
       ----------------------------------------------------------------------------
       Commercial Services & Supplies - 0.9%
 3,400 Allied Waste Industries, Inc., (1)                                     48,144
------------------------------------------------------------------------------------
       Diversified Telecommunication Services - 2.4%
 3,000 Chunghwa Telecom Co., Ltd., Sponsored ADR                              61,800
 1,010 KT Corporation, Sponsored ADR                                          23,503
 2,000 Nippon Telegraph and Telephone Corporation, ADR                        44,980
------------------------------------------------------------------------------------
       Total Diversified Telecommunication Services                          130,283
       ----------------------------------------------------------------------------
       Electric Utilities - 4.7%
   300 Alliant Energy Corporation                                              9,588
   600 Ameren Corporation                                                     30,222
   700 DTE Energy Company                                                     28,546
10,600 EDP - Energias de Portugal, S.A.                                       41,724
   900 IDACORP, INC                                                           30,645
 2,300 Korea Electric Power Corporation, Sponsored ADR                        52,440
 1,700 PNM Resources Inc.                                                     43,027
   400 Progress Energy, Inc.                                                  17,120
------------------------------------------------------------------------------------
       Total Electric Utilities                                              253,312
       ----------------------------------------------------------------------------
       Energy Equipment & Services - 1.0%
    55 Areva CI                                                               41,633
   300 Technip SA                                                             18,943
------------------------------------------------------------------------------------
       Total Energy Equipment & Services                                      60,576
       ----------------------------------------------------------------------------
       Food & Staples Retailing - 0.7%
 2,000 Kroger Co., (1)                                                        40,520
------------------------------------------------------------------------------------
       Food Products - 2.7%
 1,400 Agricore United                                                        10,268
   900 ConAgra Foods, Inc.                                                    20,412
   600 Industrias Bachoco S.A., Sponsored ADR                                 12,360
 1,100 Sara Lee Corporation                                                   19,657
 5,900 Tyson Foods, Inc., Class A                                             86,140
------------------------------------------------------------------------------------
       Total Food Products                                                   148,837
       ----------------------------------------------------------------------------
       Independent Power Producers & Energy Traders - 0.3%
   400 NRG Energy Inc., (1)                                                   19,036
------------------------------------------------------------------------------------
       Machinery - 1.7%
 3,800 AGCO Corporation, (1)                                                  89,946
------------------------------------------------------------------------------------
       Marine - 0.6%
 1,200 Genco Shipping and Trading Limited                                     20,712
 2,000 Navios Maritime Holdings Inc., (1)                                      9,840
------------------------------------------------------------------------------------
       Total Marine                                                           30,552
       ----------------------------------------------------------------------------

----
8

Shares Description                                                             Value
---------------------------------------------------------------------------------------
       Media - 0.7%

 1,500 Scholastic Corporation                                       $         39,810
---------------------------------------------------------------------------------------
       Metals & Mining - 9.1%

   700 Alcoa Inc.                                                             23,646

 2,100 Anglo American PLC                                                     89,418

 2,100 Apex Silver Mines Limited, (1)                                         44,730

 3,700 Barrick Gold Corporation                                              112,776

11,200 Bema Gold Corporation, (1)                                             63,392

 2,200 Eldorado Gold Corporation, (1)                                         11,528

   100 Impala Platinum Holdings Limited                                       18,960

 2,300 Ivanhoe Mines Limited, (1)                                             22,425

32,100 Lihir Gold Limited (1)                                                 77,310

   400 Newmont Mining Corporation                                             23,344
---------------------------------------------------------------------------------------
       Total Metals & Mining                                                 487,529
       ----------------------------------------------------------------------------
       Multi-Utilities - 0.7%

 1,900 Puget Energy Inc.                                                      39,463
---------------------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 1.6%

 1,000 ChevronTexaco Corporation                                              61,020

   400 Nexen Inc.                                                             23,400
---------------------------------------------------------------------------------------
       Total Oil, Gas & Consumable Fuels                                      84,420
       ----------------------------------------------------------------------------
       Paper & Forest Products - 1.4%

 5,900 Domtar Inc.                                                            44,132

 2,100 Wausau Paper Corp.                                                     30,198
---------------------------------------------------------------------------------------
       Total Paper & Forest Products                                          74,330
       ----------------------------------------------------------------------------
       Real Estate Investment Trust - 0.2%

 1,600 MFA Mortgage Investments, Inc.                                         10,976
---------------------------------------------------------------------------------------
       Road & Rail - 1.5%

   900 Union Pacific Corporation                                              82,089
---------------------------------------------------------------------------------------
       Software - 0.8%

 2,900 Authentidate Holding Corporation                                        8,932

 1,500 Microsoft Corporation                                                  36,224
---------------------------------------------------------------------------------------
       Total Software                                                         45,156
       ----------------------------------------------------------------------------
       Specialty Retail - 0.3%

   300 CDW Corporation                                                        17,856
---------------------------------------------------------------------------------------
       Water Utilities - 0.9%

 2,000 Companhia de Saneamento Basico do Estado de Sao Paulo                  48,700
---------------------------------------------------------------------------------------
       Total Common Stocks (cost $1,754,570)                               1,860,264
       ----------------------------------------------------------------------------


----
9

Portfolio of Investments (Unaudited)
NUVEEN NWQ GLOBAL ALL-CAP FUND (continued)
April 30, 2006


   Principal
Amount (000) Description                                                  Coupon Maturity           Value
---------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 11.7%

     $   635 Repurchase Agreement with State Street Bank, dated 4/28/06,  4.450%  5/01/06 $       634,818
              repurchase price $635,053, collateralized by $465,000 U.S.
              Treasury Bonds, 9.875%, due 11/15/15, value $652,041
---------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $634,818)                                         634,818
             -------------------------------------------------------------------------------------------
             Total Investments (cost $2,389,388) - 45.9%                                        2,495,082
             -------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 54.1%                                              2,943,989
             -------------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $     5,439,071
             -------------------------------------------------------------------------------------------

           (1) Non-income producing.
           ADR American Depositary Receipt.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

           At April 30, 2006, the cost of investments was $2,389,388.

           Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

      -------------------------------------------------------------------
      Gross unrealized:
        Appreciation                                            $123,505
        Depreciation                                             (17,811)
      -------------------------------------------------------------------
      Net unrealized appreciation (depreciation) of investments $105,694
      -------------------------------------------------------------------

----
10

Portfolio of Investments (Unaudited)
NUVEEN SANTA BARBARA GROWTH FUND
April 30, 2006

Shares Description                                                             Value
------------------------------------------------------------------------------------
       COMMON STOCKS

       Air Freight & Logistics - 4.5%

   430 Expeditors International of Washington Inc.                  $         36,812

   460 FedEx Corporation                                                      52,960
------------------------------------------------------------------------------------
       Total Air Freight & Logistics                                          89,772
       ----------------------------------------------------------------------------
       Biotechnology - 2.0%

   585 Amgen Inc., (1)                                                        39,605
------------------------------------------------------------------------------------
       Commercial Banks - 4.4%

   850 Bank of America Corporation                                            42,432

   660 Wells Fargo & Company                                                  45,335
------------------------------------------------------------------------------------
       Total Commercial Banks                                                 87,767
       ----------------------------------------------------------------------------
       Commercial Services & Supplies - 10.2%

   780 Apollo Group, Inc.                                                     42,619

 1,000 Automatic Data Processing, Inc.                                        44,080

   975 Cintas Corporation                                                     40,930

 1,000 Paychex, Inc.                                                          40,390

   865 Zebra Technologies Corporation, Class A                                34,332
------------------------------------------------------------------------------------
       Total Commercial Services & Supplies                                  202,351
       ----------------------------------------------------------------------------
       Communications Equipment - 2.4%

   930 QUALCOMM Inc.                                                          47,746
------------------------------------------------------------------------------------
       Computers & Peripherals - 2.4%

   955 Lexmark International, Inc.                                            46,509
------------------------------------------------------------------------------------
       Construction & Engineering - 1.4%

   325 Jacobs Engineering Group Inc.                                          26,878
------------------------------------------------------------------------------------
       Food & Staples Retailing - 5.5%

 1,270 Sysco Corporation                                                      37,960

   655 Walgreen Co.                                                           27,464

   710 Whole Foods Market, Inc.                                               43,580
------------------------------------------------------------------------------------
       Total Food & Staples Retailing                                        109,004
       ----------------------------------------------------------------------------
       Health Care Equipment & Supplies - 14.5%

   150 Alcon Inc.                                                             15,256

   815 Beckman Coulter, Inc.                                                  41,858

 1,080 Biomet Inc.                                                            40,154

   540 Express Scripts, Inc., (1)                                             42,196

   720 Medtronic, Inc.                                                        36,086

   940 Patterson Companies Inc.                                               30,625

   835 Stryker Corporation                                                    36,531

   830 Varian Medical Systems Inc.                                            43,475
------------------------------------------------------------------------------------
       Total Health Care Equipment & Supplies                                286,181
       ----------------------------------------------------------------------------
       Health Care Providers & Services - 6.3%

 1,265 Health Management Associates Inc.                                      26,198

 1,020 Quest Diagnostics Incorporated                                         56,845

   590 Wellpoint Inc., (1)                                                    41,890
------------------------------------------------------------------------------------
       Total Health Care Providers & Services                                124,933
       ----------------------------------------------------------------------------

----
11

Portfolio of Investments (Unaudited)
NUVEEN SANTA BARBARA GROWTH FUND (continued)
April 30, 2006

Shares Description                                                             Value
------------------------------------------------------------------------------------
       Hotels, Restaurants & Leisure - 4.8%

   895 Cheesecake Factory Inc.                                      $         28,246

 1,210 Darden Restaurants Inc.                                                47,916
   220 Harrah's Entertainment, Inc.                                           17,961
------------------------------------------------------------------------------------
       Total Hotels, Restaurants & Leisure                                    94,123
       ----------------------------------------------------------------------------
       Industrial Conglomerates - 1.3%
   360 Teleflex Inc.                                                          23,486
------------------------------------------------------------------------------------
       Insurance - 5.5%

 1,215 AFLAC Incorporated                                                     57,760
   790 American International Group, Inc.                                     51,548
------------------------------------------------------------------------------------
       Total Insurance                                                       109,308
       ----------------------------------------------------------------------------
       IT Services - 6.9%

 1,880 Accenture Limited                                                      54,652

   610 Affiliated Computer Services Inc.                                      34,014
   995 First Data Corporation                                                 47,452
------------------------------------------------------------------------------------
       Total IT Services                                                     136,118
       ----------------------------------------------------------------------------
       Machinery - 2.1%
   410 Illinois Tool Works Inc.                                               42,107
------------------------------------------------------------------------------------
       Media - 5.1%

   945 McGraw-Hill Companies, Inc.                                            52,599
   530 Omnicom Group Inc.                                                     47,705
------------------------------------------------------------------------------------
       Total Media                                                           100,304
       ----------------------------------------------------------------------------
       Multiline Retail - 1.9%

 2,195 Dollar General Corporation                                             38,325
------------------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 2.5%

    66 Hugoton Royalty Trust (WI/DD, Settling 5/12/06)                         1,821
 1,105 XTO Energy, Inc.                                                       46,797
------------------------------------------------------------------------------------
       Total Oil, Gas & Consumable Fuels                                      48,618
       ----------------------------------------------------------------------------
       Pharmaceuticals - 2.0%
   680 Johnson & Johnson                                                      39,855
------------------------------------------------------------------------------------
       Semiconductors & Equipment - 4.2%

 2,075 Intel Corporation                                                      41,459
 1,160 Linear Technology Corporation                                          41,180
------------------------------------------------------------------------------------
       Total Semiconductors & Equipment                                       82,639
       ----------------------------------------------------------------------------
       Software - 2.8%
 3,355 Symantec Corporation, (1)                                              54,955
------------------------------------------------------------------------------------
       Specialty Retail - 1.9%
 1,000 Bed Bath and Beyond Inc.                                               38,350
------------------------------------------------------------------------------------
       Trading Companies & Distributors - 1.8%
   760 Fastenal Company                                                       35,576
------------------------------------------------------------------------------------
       Total Investments (cost $1,929,921) - 96.4%                         1,904,510
       ----------------------------------------------------------------------------
       Other Assets Less Liabilities - 3.6%                                   72,121
       ----------------------------------------------------------------------------
       Net Assets - 100%                                            $      1,976,631
       ----------------------------------------------------------------------------

            (1) Non-income producing.
          WI/DD  Purchased on a when-issued or delayed delivery basis.

----
12

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

           At April 30, 2006, the cost of investments was $1,929,921.

           Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

      -------------------------------------------------------------------
      Gross unrealized:
        Appreciation                                            $ 31,868
        Depreciation                                             (57,279)
      -------------------------------------------------------------------
      Net unrealized appreciation (depreciation) of investments $(25,411)
      -------------------------------------------------------------------


----
13

Portfolio of Investments (Unaudited)
NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
April 30, 2006

Shares Description                                                             Value
------------------------------------------------------------------------------------
       COMMON STOCKS

       Beverages - 3.2%

   780 Coca-Cola Company                                            $         32,729
------------------------------------------------------------------------------------
       Chemicals - 3.0%

   780 Dow Chemical Company                                                   31,676
------------------------------------------------------------------------------------
       Commercial Banks - 17.1%

   715 Bank of America Corporation                                            35,693

 1,315 Colonial BancGroup Inc.                                                34,098

   640 Compass Bancshares Inc.                                                35,174

 1,070 U.S. Bancorp.                                                          33,641

   815 Washington Mutual, Inc.                                                36,723
------------------------------------------------------------------------------------
       Total Commercial Banks                                                175,329
       ----------------------------------------------------------------------------
       Commercial Services & Supplies - 3.2%

   890 Waste Management, Inc.                                                 33,339
------------------------------------------------------------------------------------
       Communications Equipment - 3.6%

 1,620 Nokia Oyj, Sponsored ADR                                               36,709
------------------------------------------------------------------------------------
       Diversified Financial Services - 3.4%

   695 Citigroup Inc.                                                         34,715
------------------------------------------------------------------------------------
       Diversified Telecommunication Services - 3.1%

 1,210 AT&T Inc.                                                              31,714
------------------------------------------------------------------------------------
       Electric Utilities - 12.9%

   610 Exelon Corporation                                                     32,940

   815 FPL Group Inc.                                                         32,274

 1,090 PPL Corporation                                                        31,654

   710 TXU Corporation                                                        35,237
------------------------------------------------------------------------------------
       Total Electric Utilities                                              132,105
       ----------------------------------------------------------------------------
       Health Care Equipment & Supplies - 3.2%

   525 Becton Dickinson & Company                                             33,096
------------------------------------------------------------------------------------
       Industrial Conglomerates - 3.3%

   975 General Electric Company                                               33,725
------------------------------------------------------------------------------------
       Insurance - 6.4%

 1,160 Arthur J. Gallagher & Co.                                              31,830

   805 Fidelity National Financial, Inc.                                      33,794
------------------------------------------------------------------------------------
       Total Insurance                                                        65,624
       ----------------------------------------------------------------------------
       Media - 3.3%

 2,450 Pearson Public Limited Company                                         33,933
------------------------------------------------------------------------------------
       Multi-Utilities - 3.3%

 1,010 National Fuel Gas Company                                              33,583
------------------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 13.1%

   565 ChevronTexaco Corporation                                              34,476

   910 Equitable Resources Inc.                                               32,314

   360 Kinder Morgan Inc.                                                     31,687

   535 Royal Dutch Shell PLC, Class A, ADR                                    36,450
------------------------------------------------------------------------------------
       Total Oil, Gas & Consumable Fuels                                     134,927
       ----------------------------------------------------------------------------

----
14

Shares Description                                                             Value
------------------------------------------------------------------------------------
       Pharmaceuticals - 6.1%

 1,315 Bristol-Myers Squibb Company                                 $         33,375

   560 Eli Lilly and Company                                                  29,635
------------------------------------------------------------------------------------
       Total Pharmaceuticals                                                  63,010
       ----------------------------------------------------------------------------
       Thrifts & Mortgage Finance - 3.3%

 1,955 New York Community Bancorp, Inc.                                       33,646
------------------------------------------------------------------------------------
       Tobacco - 6.7%

   460 Altria Group, Inc.                                                     33,654

   680 Loews Corp - Carolina Group                                            34,843
------------------------------------------------------------------------------------
       Total Tobacco                                                          68,497
       ----------------------------------------------------------------------------
       Total Investments (cost $984,774) - 98.2%                           1,008,357
       ----------------------------------------------------------------------------
       Other Assets Less Liabilities - 1.8%                                   18,650
       ----------------------------------------------------------------------------
       Net Assets - 100%                                            $      1,027,007
       ----------------------------------------------------------------------------

           ADRAmerican Depositary Receipt.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

           At April 30, 2006, the cost of investments was $984,774.

           Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

       ------------------------------------------------------------------
       Gross unrealized:
         Appreciation                                            $32,937
         Depreciation                                             (9,354)
       ------------------------------------------------------------------
       Net unrealized appreciation (depreciation) of investments $23,583
       ------------------------------------------------------------------

----
15

Portfolio of Investments (Unaudited)
NUVEEN SANTA BARBARA GROWTH OPPORTUNITIES FUND
April 30, 2006

Shares Description                                                             Value
------------------------------------------------------------------------------------
       COMMON STOCKS
       Aerospace & Defense - 1.1%
   200 DRS Technologies Inc.                                        $         11,106
------------------------------------------------------------------------------------
       Auto Components - 2.2%
   400 Autoliv Inc.                                                           22,120
------------------------------------------------------------------------------------
       Building Products - 2.0%
   300 Genlyte Group Inc.                                                     20,673
------------------------------------------------------------------------------------
       Chemicals - 4.1%
   500 Lubrizol Corporation                                                   21,805
 1,500 NL Industries Inc.                                                     19,755
------------------------------------------------------------------------------------
       Total Chemicals                                                        41,560
       ----------------------------------------------------------------------------
       Commercial Banks - 3.7%
   200 Park National Corporation                                              20,060
   500 Provident Bankshares Corporation                                       17,380
------------------------------------------------------------------------------------
       Total Commercial Banks                                                 37,440
       ----------------------------------------------------------------------------
       Commercial Services & Supplies - 4.9%
 1,400 Corinthian Colleges Inc.                                               20,846
   500 Rollins Inc.                                                           10,125
   800 Sabre Holdings Corporation                                             18,472
------------------------------------------------------------------------------------
       Total Commercial Services & Supplies                                   49,443
       ----------------------------------------------------------------------------
       Computers & Peripherals - 6.0%
   600 Lexmark International, Inc.                                            29,220
 1,200 McAfee Inc., (1)                                                       31,308
------------------------------------------------------------------------------------
       Total Computers & Peripherals                                          60,528
       ----------------------------------------------------------------------------
       Diversified Financial Services - 2.1%
   400 A. G. Edwards, Inc.                                                    21,136
------------------------------------------------------------------------------------
       Food & Staples Retailing - 1.7%
   600 SUPERVALU Inc.                                                         17,406
------------------------------------------------------------------------------------
       Food Products - 4.9%
 1,400 Fresh Del Monte Produce Inc.                                           26,334
   900 Pilgrim's Pride Corporation                                            23,517
------------------------------------------------------------------------------------
       Total Food Products                                                    49,851
       ----------------------------------------------------------------------------
       Health Care Equipment & Supplies - 4.3%
   400 Beckman Coulter, Inc.                                                  20,544
   300 Express Scripts, Inc., (1)                                             23,442
------------------------------------------------------------------------------------
       Total Health Care Equipment & Supplies                                 43,986
       ----------------------------------------------------------------------------
       Health Care Providers & Services - 5.0%
   400 Mentor Corporation                                                     17,332
   600 Quest Diagnostics Incorporated                                         33,438
------------------------------------------------------------------------------------
       Total Health Care Providers & Services                                 50,770
       ----------------------------------------------------------------------------
       Hotels, Restaurants & Leisure - 1.9%
   500 Speedway Motorsports Inc.                                              19,040
------------------------------------------------------------------------------------
       Household Durables - 3.8%
   100 Black & Decker Corporation                                              9,361
 1,400 Blyth Inc.                                                             28,770
------------------------------------------------------------------------------------
       Total Household Durables                                               38,131
       ----------------------------------------------------------------------------

----
16

Shares Description                                                             Value
------------------------------------------------------------------------------------
       Industrial Conglomerates - 2.0%

   500 Lancaster Colony Corporation                                 $         20,525
------------------------------------------------------------------------------------
       Insurance - 2.6%

   500 Mercury General Corporation                                            26,685
------------------------------------------------------------------------------------
       Internet Software & Services - 2.9%

 2,300 United Online, Inc.                                                    29,647
------------------------------------------------------------------------------------
       IT Services - 5.9%

 2,700 infoUSA Inc.                                                           30,159

 1,200 Websense Inc.                                                          29,832
------------------------------------------------------------------------------------
       Total IT Services                                                      59,991
       ----------------------------------------------------------------------------
       Machinery - 1.8%

   300 Kennametal Inc.                                                        18,555
------------------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 2.1%

   500 Pioneer Natural Resources Company                                      21,410
------------------------------------------------------------------------------------
       Pharmaceuticals - 3.9%

   600 Medicis Pharmaceutical Corporation                                     19,728

   700 Watson Pharmaceuticals Inc.                                            19,908
------------------------------------------------------------------------------------
       Total Pharmaceuticals                                                  39,636
       ----------------------------------------------------------------------------
       Semiconductors & Equipment - 1.8%

   400 Silicon Laboratories Inc., (1)                                         18,644
------------------------------------------------------------------------------------
       Software - 4.1%

 2,300 BEA Systems, Inc., (1)                                                 30,475

   500 BMC Software Inc.                                                      10,770
------------------------------------------------------------------------------------
       Total Software                                                         41,245
       ----------------------------------------------------------------------------
       Specialty Retail - 11.7%

   400 Barnes & Noble Inc.                                                    18,032

 8,000 Blockbuster Inc.                                                       37,600

   800 Limited Brands, Inc.                                                   20,512

 1,700 Pier 1 Imports, Inc.                                                   20,519

   800 Rent-A-Center Inc.                                                     22,096
------------------------------------------------------------------------------------
       Total Specialty Retail                                                118,759
       ----------------------------------------------------------------------------
       Textiles, Apparel & Luxury Goods - 5.8%

   400 VF Corporation                                                         24,476

 1,400 Wolverine World Wide Inc.                                              34,776
------------------------------------------------------------------------------------
       Total Textiles, Apparel & Luxury Goods                                 59,252
       ----------------------------------------------------------------------------
       Thrifts & Mortgage Finance - 1.8%

   600 Astoria Financial Corporation                                          18,792
------------------------------------------------------------------------------------
       Total Investments (cost $940,343) - 94.1%                             956,331
       ----------------------------------------------------------------------------
       Other Assets Less Liabilities - 5.9%                                   60,148
       ----------------------------------------------------------------------------
       Net Assets - 100%                                            $      1,016,479
       ----------------------------------------------------------------------------

           (1)Non-income producing.

----
17

Portfolio of Investments (Unaudited)
NUVEEN SANTA BARBARA GROWTH OPPORTUNITIES FUND (continued)
April 30, 2006


           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

           At April 30, 2006, the cost of investments was $940,343.

           Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

      -------------------------------------------------------------------
      Gross unrealized:
        Appreciation                                            $ 36,073
        Depreciation                                             (20,085)
      -------------------------------------------------------------------
      Net unrealized appreciation (depreciation) of investments $ 15,988
      -------------------------------------------------------------------

----
18

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

   File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II


By (Signature and Title)* /s/ Jessica R. Droeger
                          ----------------------------
                          Vice President and Secretary

Date June 28, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -----------------------------
                          Chief Administrative Officer
                          (principal executive officer)

Date June 28, 2006


By (Signature and Title)* /s/ Stephen D. Foy
                          -----------------------------
                          Vice President and Controller
                          (principal financial officer)

Date June 28, 2006